Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 26.0%
Australia - 0.2%
Atlassian Corp., Class A (A)	1,264	$ 201,861
Medibank Pvt Ltd.	119,137	379,975
QBE Insurance Group Ltd.	28,416	387,151
Rio Tinto Ltd.	3,703	299,007
Telstra Group Ltd.	159,452	508,555
		1,776,549
Austria - 0.1%
Erste Group Bank AG	4,319	421,884
Belgium - 0.1%
KBC Group NV	4,736	564,093
Bermuda - 0.0% *
Arch Capital Group Ltd.	3,078	279,267
Canada - 0.0% *
Shopify, Inc., Class A (A)	2,222	330,211
China - 0.2%
Tencent Holdings Ltd.	16,200	1,380,194
Yum China Holdings, Inc.	12,786	548,775
		1,928,969
Denmark - 0.2%
Carlsberg AS, Class B	1,802	209,391
Novo Nordisk AS, ADR	5,047	280,058
Novo Nordisk AS, Class B	15,644	848,012
Novonesis Novozymes, Class B	4,919	301,033
		1,638,494
Finland - 0.1%
Nordea Bank Abp	48,896	802,254
France - 1.1%
Air Liquide SA	3,969	824,134
Arkema SA	3,277	206,219
BNP Paribas SA	6,398	580,870
Capgemini SE	2,147	311,431
Cie Generale des Etablissements Michelin SCA	32,377	1,160,894
Engie SA	26,943	577,450
Legrand SA	6,939	1,145,431
LVMH Moet Hennessy Louis Vuitton SE	1,622	991,193
Pernod Ricard SA	2,301	225,683
Safran SA	7,294	2,569,914
TotalEnergies SE	9,205	559,053
Vinci SA	3,754	519,851
		9,672,123
Germany - 0.7%
Allianz SE	1,665	698,643
Deutsche Boerse AG	3,855	1,032,373
Deutsche Telekom AG	17,205	585,989
Infineon Technologies AG	15,695	611,767
Muenchener Rueckversicherungs- Gesellschaft AG	2,362	1,506,907
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	1,437	$ 384,492
Siemens AG	6,423	1,728,381
		6,548,552
Hong Kong - 0.2%
AIA Group Ltd.	82,400	790,440
Hong Kong Exchanges & Clearing Ltd.	13,700	778,134
		1,568,574
Ireland - 0.4%
Eaton Corp. PLC	2,520	943,110
Kingspan Group PLC	3,886	323,015
Medtronic PLC	9,075	864,303
Smurfit WestRock PLC	8,756	372,743
Trane Technologies PLC	3,018	1,273,475
		3,776,646
Italy - 0.1%
UniCredit SpA	12,092	915,256
Japan - 1.6%
Ajinomoto Co., Inc.	22,200	637,395
Hitachi Ltd.	19,300	512,892
Hoya Corp.	5,300	733,796
IHI Corp.	38,500	718,531
ITOCHU Corp.	11,500	655,232
Japan Exchange Group, Inc.	54,500	608,995
Kao Corp.	15,400	671,775
Keyence Corp.	3,000	1,119,383
Mitsubishi UFJ Financial Group, Inc.	131,400	2,127,137
Mitsui Fudosan Co. Ltd.	58,100	633,704
Nintendo Co. Ltd.	5,500	476,232
Recruit Holdings Co. Ltd.	7,000	376,921
Shin-Etsu Chemical Co. Ltd.	9,000	295,344
Sony Financial Group, Inc. (A)	87,400	96,924
Sony Group Corp.	87,400	2,517,068
Suzuki Motor Corp.	36,000	525,936
Terumo Corp.	25,400	419,598
Tokio Marine Holdings, Inc.	11,600	491,736
		13,618,599
Netherlands - 0.6%
ASML Holding NV	3,113	3,026,556
Heineken NV	6,601	514,749
Koninklijke Ahold Delhaize NV	12,718	514,393
Koninklijke KPN NV	141,039	676,754
NXP Semiconductors NV	1,637	372,794
		5,105,246
Singapore - 0.2%
DBS Group Holdings Ltd.	38,780	1,537,732
Sea Ltd., ADR (A)	3,232	577,655
		2,115,387
Spain - 0.3%
Banco Santander SA	85,015	885,731
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	45,308	$ 856,688
Industria de Diseno Textil SA (B)	7,325	403,938
		2,146,357
Sweden - 0.4%
Atlas Copco AB, A Shares (B)	73,380	1,238,537
Spotify Technology SA (A)	656	457,888
Volvo AB, B Shares	77,183	2,209,468
		3,905,893
Switzerland - 0.5%
Chubb Ltd.	1,269	358,175
Cie Financiere Richemont SA, Class A	3,149	599,697
Garmin Ltd.	1,164	286,600
Lonza Group AG	1,008	667,568
Nestle SA	10,387	953,430
Novartis AG	8,127	1,022,141
UBS Group AG	11,850	483,944
		4,371,555
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	856,356
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,032	1,126,097
		1,982,453
United Kingdom - 1.2%
3i Group PLC	21,055	1,157,876
AstraZeneca PLC	11,398	1,714,107
BAE Systems PLC	19,962	552,777
Compass Group PLC	17,149	583,281
Diageo PLC	10,691	255,287
InterContinental Hotels Group PLC	2,949	355,919
London Stock Exchange Group PLC	3,982	456,065
NatWest Group PLC	96,155	674,527
Next PLC	3,891	647,584
RELX PLC	24,105	1,153,746
Rio Tinto PLC	6,272	412,271
Sage Group PLC	28,208	417,306
Shell PLC	30,870	1,098,749
SSE PLC	17,119	400,951
TechnipFMC PLC	8,228	324,595
		10,205,041
United States - 17.6%
3M Co.	5,341	828,816
Abbott Laboratories	1,971	263,996
AbbVie, Inc.	9,063	2,098,447
Align Technology, Inc. (A)	1,872	234,412
Alnylam Pharmaceuticals, Inc. (A)	1,307	595,992
Alphabet, Inc., Class C	9,711	2,365,114
Amazon.com, Inc. (A)	30,962	6,798,326
American Express Co.	3,608	1,198,433
American Homes 4 Rent, Class A, REIT	13,202	438,966
American Tower Corp., REIT	4,279	822,937
Ameriprise Financial, Inc.	582	285,907
AMETEK, Inc.	1,986	373,368
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Analog Devices, Inc.	2,496	$ 613,267
Angi, Inc. (A)	3,112	50,601
Apple Hospitality, Inc., REIT	7,611	91,408
Apple, Inc.	25,494	6,491,537
AppLovin Corp., Class A (A)	534	383,700
Arthur J Gallagher & Co.	1,696	525,319
AT&T, Inc.	17,862	504,423
AutoZone, Inc. (A)	196	840,887
Axalta Coating Systems Ltd. (A)	12,693	363,274
Baker Hughes Co.	22,895	1,115,444
Bank of America Corp.	47,368	2,443,715
Bath & Body Works, Inc.	5,395	138,975
Berkshire Hathaway, Inc., Class B (A)	3,163	1,590,167
Best Buy Co., Inc.	3,603	272,459
BJ's Wholesale Club Holdings, Inc. (A)	3,463	322,925
Blackstone, Inc.	4,279	731,067
Booking Holdings, Inc.	199	1,074,455
Bristol-Myers Squibb Co.	25,633	1,156,048
Broadcom, Inc.	8,565	2,825,679
Burlington Stores, Inc. (A)	1,426	362,917
Capital One Financial Corp.	4,720	1,003,378
Carlisle Cos., Inc.	1,214	399,357
Carvana Co. (A)	849	320,277
Casey's General Stores, Inc.	484	273,615
CBRE Group, Inc., Class A (A)	2,462	387,913
CDW Corp.	998	158,961
Cencora, Inc.	2,184	682,566
Charles Schwab Corp.	9,106	869,350
Cheniere Energy, Inc.	1,136	266,937
Chevron Corp.	4,428	687,624
Chipotle Mexican Grill, Inc. (A)	10,959	429,483
Ciena Corp. (A)	1,761	256,525
Cigna Group	2,206	635,879
Cisco Systems, Inc.	4,016	274,775
CME Group, Inc.	1,985	536,327
Coca-Cola Co.	18,857	1,250,596
Cognizant Technology Solutions Corp., Class A	5,233	350,977
Columbia Banking System, Inc.	8,961	230,656
Columbia Sportswear Co.	3,608	188,698
Comfort Systems USA, Inc.	303	250,030
ConocoPhillips	8,703	823,217
Constellation Brands, Inc., Class A	1,661	223,687
Copart, Inc. (A)	6,113	274,902
Corpay, Inc. (A)	1,233	355,178
Crowdstrike Holdings, Inc., Class A (A)	783	383,968
CVS Health Corp.	4,666	351,770
Danaher Corp.	2,427	481,177
Darden Restaurants, Inc.	961	182,936
Deere & Co.	384	175,588
Dominion Energy, Inc.	9,491	580,564
DoorDash, Inc., Class A (A)	2,578	701,190
Dover Corp.	3,048	508,498
Eagle Materials, Inc.	944	219,990
EastGroup Properties, Inc., REIT	971	164,351
Eli Lilly & Co.	627	478,401
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Emerson Electric Co.	6,511	$ 854,113
Entergy Corp.	2,279	212,380
EOG Resources, Inc.	7,717	865,230
Equinix, Inc., REIT	462	361,857
Expedia Group, Inc.	2,443	522,191
Exxon Mobil Corp.	14,344	1,617,286
FedEx Corp.	2,133	502,983
Fidelity National Information Services, Inc.	5,184	341,833
Fifth Third Bancorp	5,338	237,808
Figma, Inc., Class A (A)	1,194	61,933
First Citizens BancShares, Inc., Class A	412	737,134
Flowco Holdings, Inc., Class A	5,246	77,903
Flutter Entertainment PLC (A)	1,122	284,988
Fortune Brands Innovations, Inc.	5,971	318,792
General Dynamics Corp.	1,416	482,856
Gentex Corp.	10,356	293,075
Gilead Sciences, Inc.	2,937	326,007
GoDaddy, Inc., Class A (A)	961	131,494
Goldman Sachs Group, Inc.	839	668,138
Graphic Packaging Holding Co.	19,610	383,768
Hayward Holdings, Inc. (A)	14,049	212,421
HCA Healthcare, Inc.	754	321,355
Henry Schein, Inc. (A)	9,708	644,320
Hewlett Packard Enterprise Co.	26,735	656,612
Hilton Worldwide Holdings, Inc.	687	178,235
Home Depot, Inc.	1,011	409,647
Host Hotels & Resorts, Inc., REIT	20,056	341,353
Howmet Aerospace, Inc.	4,949	971,142
HubSpot, Inc. (A)	667	312,023
Humana, Inc.	1,574	409,508
IAC, Inc. (A)	5,999	204,386
Insmed, Inc. (A)	3,969	571,576
Interactive Brokers Group, Inc., Class A	6,069	417,608
Intercontinental Exchange, Inc.	1,044	175,893
International Paper Co.	4,631	214,878
Intuit, Inc.	1,272	868,661
Intuitive Surgical, Inc. (A)	1,013	453,044
IQVIA Holdings, Inc. (A)	737	139,986
ITT, Inc.	2,893	517,153
Jabil, Inc.	1,132	245,836
JB Hunt Transport Services, Inc.	2,224	298,394
Johnson & Johnson	15,562	2,885,506
Keurig Dr. Pepper, Inc.	10,710	273,212
Kinder Morgan, Inc.	13,422	379,977
Kinsale Capital Group, Inc.	452	192,218
Kontoor Brands, Inc.	3,245	258,854
Labcorp Holdings, Inc.	2,025	581,296
Lamar Advertising Co., Class A, REIT	2,231	273,119
Linde PLC	1,515	719,625
Loews Corp.	6,584	660,968
Lowe's Cos., Inc.	7,875	1,979,066
M&T Bank Corp.	5,244	1,036,319
Marriott International, Inc., Class A	1,695	441,446
Marsh & McLennan Cos., Inc.	976	196,693
Martin Marietta Materials, Inc.	651	410,312
Mastercard, Inc., Class A	4,640	2,639,278
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
McDonald's Corp.	4,862	$ 1,477,513
McKesson Corp.	498	384,725
Merck & Co., Inc.	4,156	348,813
Meta Platforms, Inc., Class A	8,112	5,957,291
Mettler-Toledo International, Inc. (A)	129	158,362
MGIC Investment Corp.	17,094	484,957
Microsoft Corp.	19,468	10,083,451
Mid-America Apartment Communities, Inc., REIT	3,111	434,700
Middleby Corp. (A)	2,667	354,524
Mohawk Industries, Inc. (A)	2,533	326,554
Moody's Corp.	678	323,053
Morgan Stanley	7,891	1,254,353
Murphy USA, Inc.	863	335,068
Natera, Inc. (A)	2,677	430,917
Netflix, Inc. (A)	1,015	1,216,904
Neurocrine Biosciences, Inc. (A)	2,632	369,480
Nexstar Media Group, Inc.	836	165,311
NextEra Energy, Inc.	13,608	1,027,268
Northern Trust Corp.	2,208	297,197
NVIDIA Corp.	62,591	11,678,229
Omnicom Group, Inc.	3,974	324,000
ON Semiconductor Corp. (A)	4,206	207,398
Oracle Corp.	3,292	925,842
Oscar Health, Inc., Class A (A)(B)	7,468	141,369
Packaging Corp. of America	1,420	309,461
Palo Alto Networks, Inc. (A)	2,625	534,502
PG&E Corp.	22,457	338,652
Philip Morris International, Inc.	5,024	814,893
Post Holdings, Inc. (A)	3,846	413,368
Procter & Gamble Co.	2,763	424,535
Progressive Corp.	1,391	343,507
Public Service Enterprise Group, Inc.	2,198	183,445
Public Storage, REIT	1,295	374,061
Quanta Services, Inc.	1,519	629,504
Raymond James Financial, Inc.	1,156	199,526
Rayonier, Inc., REIT	9,464	251,175
Reddit, Inc., Class A (A)	1,400	321,986
Regency Centers Corp., REIT	6,645	484,420
Regeneron Pharmaceuticals, Inc.	392	220,410
Regions Financial Corp.	24,160	637,099
Robinhood Markets, Inc., Class A (A)	4,548	651,183
Ross Stores, Inc.	1,854	282,531
RTX Corp.	3,617	605,233
Salesforce, Inc.	1,666	394,842
SBA Communications Corp., REIT	1,393	269,337
ServiceNow, Inc. (A)	302	277,925
Silgan Holdings, Inc.	8,365	359,779
Snowflake, Inc., Class A (A)	2,301	518,991
Southern Co.	16,566	1,569,960
Southwest Airlines Co.	7,656	244,303
State Street Corp.	6,743	782,255
Synopsys, Inc. (A)	447	220,545
Take-Two Interactive Software, Inc. (A)	2,114	546,173
TD SYNNEX Corp.	4,706	770,607
Teradyne, Inc.	2,039	280,648
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Tesla, Inc. (A)	5,993	$ 2,665,207
Texas Instruments, Inc.	3,482	639,748
Thermo Fisher Scientific, Inc.	689	334,179
TJX Cos., Inc.	4,068	587,989
Tradeweb Markets, Inc., Class A	1,683	186,779
TransUnion	3,500	293,230
Travelers Cos., Inc.	2,705	755,290
Twilio, Inc., Class A (A)	1,733	173,456
U.S. Bancorp	9,104	439,996
Uber Technologies, Inc. (A)	5,528	541,578
Ulta Beauty, Inc. (A)	732	400,221
Union Pacific Corp.	2,161	510,796
UnitedHealth Group, Inc.	3,083	1,064,560
Verizon Communications, Inc.	10,070	442,576
Vertex Pharmaceuticals, Inc. (A)	454	177,805
Vistra Corp.	2,297	450,028
W.R. Berkley Corp.	3,036	232,618
Walt Disney Co.	20,914	2,394,653
Wells Fargo & Co.	36,146	3,029,758
Western Digital Corp.	4,685	562,481
Weyerhaeuser Co., REIT	11,885	294,629
Williams Cos., Inc.	14,022	888,294
WillScot Holdings Corp.	17,731	374,301
Xcel Energy, Inc.	4,385	353,650
Yum! Brands, Inc.	2,606	396,112
		155,488,080
Total Common Stocks (Cost $186,991,726)		229,161,483

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.8%
COOF Securitization Trust Ltd., Interest Only STRIPS
2.94% (C), 06/25/2040 (D)	$ 27,746	1,927
Federal Farm Credit Banks Funding Corp.
1.65%, 07/23/2035	5,000,000	3,870,221
2.10%, 02/25/2036	1,525,000	1,213,918
2.35%, 03/10/2036	2,660,000	2,163,909
2.50%, 04/14/2036	4,647,000	3,805,372
2.75%, 02/02/2037	3,831,000	3,199,441
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,342,418
2.09%, 02/22/2036	4,510,000	3,580,805
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 04/01/2052	11,610,245	9,858,269
3.00%, 11/01/2051 - 06/01/2052	2,928,159	2,596,947
3.50%, 01/01/2032 - 07/01/2052	1,599,608	1,501,896
4.50%, 09/01/2052	7,302,772	7,121,520
5.00%, 07/01/2052 - 12/01/2053	15,561,736	15,497,999
5.50%, 05/01/2053 - 10/01/2054	11,743,969	11,893,471
6.00%, 06/01/2053 - 10/01/2054	14,044,321	14,504,046
6.50%, 09/01/2037 - 05/01/2054	2,488,760	2,600,787
1-Year CMT + 2.43%, 6.55% (C), 12/01/2031	5,135	5,228
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year RFUCC Treasury + 1.85%, 6.60% (C), 07/01/2040	$ 10,871	$ 11,247
1-Year CMT + 2.25%, 6.69% (C), 02/01/2036	6,903	7,095
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
1-Month SOFR Average + 1.65%, 6.01% (C), 07/25/2045 (D)	310,896	310,265
Federal Home Loan Mortgage Corp. REMICS
2.50%, 12/25/2047	2,825,543	2,533,276
(4.44) * 1-Month SOFR Average + 23.93%, 4.50% (C), 06/15/2035	23,243	24,227
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (C), 05/15/2041	31,621	31,459
1-Month SOFR Average + 1.20%, 5.56% (C), 11/25/2054	1,897,445	1,901,327
5.62% (C), 10/15/2038	7,455	7,760
1-Month SOFR Average + 1.35%, 5.71% (C), 11/25/2054	1,877,817	1,889,423
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 1.88% (C), 10/15/2037	93,078	8,407
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	61,817	52,856
Federal National Mortgage Association
2.50%, 08/01/2050 - 05/01/2052	10,050,327	8,553,471
3.00%, 04/01/2051 - 07/01/2060	35,397,401	31,319,407
3.50%, 08/01/2032 - 05/01/2052	6,501,707	6,019,260
4.50%, 09/01/2040	61,457	61,549
5.00%, 07/01/2052 - 11/01/2052	9,768,055	9,746,191
5.50%, 12/01/2052 - 01/01/2059	11,071,718	11,282,560
6.00%, 07/01/2027 - 07/01/2053	8,092,101	8,325,724
6.50%, 11/01/2053 - 02/01/2054	4,653,925	4,829,618
7.00%, 11/01/2037	8,538	8,771
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,263,853	3,822,271
5.00%, 01/25/2046	1,102,281	1,127,158
5.50%, 11/25/2033	440,317	449,895
1-Month SOFR Average + 1.17%, 5.53% (C), 09/25/2054	1,831,979	1,834,531
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 2.06% (C), 01/25/2041	91,310	10,748
(1.00) * 1-Month SOFR Average + 6.49%, 2.13% (C), 08/25/2035 - 06/25/2036	77,226	8,703
(1.00) * 1-Month SOFR Average + 6.59%, 2.23% (C), 03/25/2036	85,171	8,227
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	361,973	276,817
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	$ 5,297	$ 4,896
Federal National Mortgage Association-ACES
1.59%, 11/25/2028	217,817	204,066
Federal National Mortgage Association- ACES, Interest Only STRIPS
2.01% (C), 11/25/2033	2,836,072	181,578
2.05% (C), 07/25/2030	2,397,830	129,775
2.10% (C), 11/25/2028	1,729,605	71,102
Government National Mortgage Association
2.00%, 04/20/2052	6,092,809	5,036,936
3.00%, 08/20/2052 - 02/20/2055	7,989,391	7,150,250
4.00%, 10/20/2052	1,900,096	1,802,920
4.50%, 08/20/2052	8,229,116	8,041,431
5.00%, 08/20/2052 - 09/20/2052	2,885,683	2,887,798
5.50%, 11/20/2052 - 09/20/2054	9,138,588	9,254,017
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,120	5,840
3.50%, 10/20/2051	1,093,115	1,053,051
4.00% (C), 11/16/2042	57,199	55,327
1-Month Term SOFR + 0.56%, 4.92% (C), 03/20/2060 - 05/20/2062	3,642	3,618
5.00%, 04/20/2041	307,960	309,340
1-Month Term SOFR + 0.66%, 5.02% (C), 04/20/2062 - 07/20/2062	331	330
1-Month Term SOFR + 0.76%, 5.12% (C), 05/20/2061	59	59
5.14% (C), 07/20/2060	373	373
1-Month Term SOFR + 1.11%, 5.47% (C), 12/20/2066	100,222	100,759
(3.50) * 1-Month Term SOFR + 22.87%, 8.40% (C), 04/20/2037	11,983	13,156
Government National Mortgage Association REMICS, Interest Only STRIPS
1.87% (C), 06/20/2067	934,762	26,146
(1.00) * 1-Month Term SOFR + 6.49%, 2.35% (C), 05/20/2041	26,534	1,753
7.50%, 04/20/2031	205	12
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	4,109	3,330
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.95% (C), 08/25/2038 (D)	97,750	1,708
1.71% (C), 03/25/2039 (D)	90,310	2,380
2.64% (C), 04/25/2040 (D)	29,014	1,578
Resolution Funding Corp., Principal Only STRIPS
04/15/2030 (B)	400,000	334,690
Tennessee Valley Authority
4.25%, 09/15/2065 (B)	264,000	218,576
4.63%, 09/15/2060	155,000	139,035
5.88%, 04/01/2036	874,000	977,928
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	$ 1,000,000	$ 901,244
Total U.S. Government Agency Obligations (Cost $218,408,357)		219,135,419
CORPORATE DEBT SECURITIES - 22.8%
Australia - 0.1%
National Australia Bank Ltd.
2.33%, 08/21/2030 (D)	415,000	373,543
Santos Finance Ltd.
3.65%, 04/29/2031 (D)	319,000	297,771
6.88%, 09/19/2033 (D)	196,000	215,556
		886,870
Belgium - 0.1%
KBC Group NV
Fixed until 09/23/2030, 4.45% (C), 09/23/2031 (D)	250,000	248,676
Fixed until 10/16/2029, 4.93% (C), 10/16/2030 (D)	200,000	203,437
		452,113
Canada - 0.5%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (D)	551,858	540,763
Canadian Pacific Railway Co.
3.10%, 12/02/2051	536,000	362,423
4.70%, 05/01/2048	261,000	232,927
Emera, Inc.
Fixed until 06/15/2026, 6.75% (C), 06/15/2076	106,000	106,543
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (C), 01/15/2084	214,000	229,871
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (D)	330,000	342,034
GFL Environmental, Inc.
3.50%, 09/01/2028 (D)	110,000	107,293
6.75%, 01/15/2031 (D)	1,010,000	1,056,885
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (C), 02/24/2032	169,000	167,803
Rogers Communications, Inc.
3.80%, 03/15/2032	589,000	556,391
Toronto-Dominion Bank
5.30%, 01/30/2032	265,000	276,761
TransCanada PipeLines Ltd.
5.60%, 03/31/2034	110,000	113,798
6.10%, 06/01/2040	78,000	82,520
TransCanada Trust
Fixed until 09/15/2029, 5.50% (C), 09/15/2079	385,000	381,425
Fixed until 08/15/2026, 5.88% (C), 08/15/2076	208,000	208,125
		4,765,562
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (D)	$ 295,000	$ 296,614
5.15%, 01/15/2030 (D)	839,000	851,019
5.38%, 05/30/2030 (D)	445,000	456,475
5.75%, 11/15/2029 (D)	195,000	202,577
6.38%, 05/04/2028 (D)	348,000	363,005
		2,169,690
Chile - 0.0% *
Corp. Nacional del Cobre de Chile
6.78%, 01/13/2055 (D)	280,000	300,384
Denmark - 0.1%
Danske Bank AS
Fixed until 10/02/2029, 4.61% (C), 10/02/2030 (D)	675,000	678,529
Fixed until 03/01/2029, 5.71% (C), 03/01/2030 (D)	200,000	208,085
		886,614
Finland - 0.0% *
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (C), 09/13/2033 (D)	270,000	269,514
France - 0.5%
BNP Paribas SA
Fixed until 05/09/2028, 4.79% (C), 05/09/2029 (D)	305,000	307,840
Fixed until 05/09/2030, 5.09% (C), 05/09/2031 (D)	410,000	417,834
Fixed until 09/10/2034 (E), 7.38% (C)(D)	200,000	209,162
Fixed until 08/16/2029 (E), 7.75% (C)(D)	485,000	513,563
BPCE SA
Fixed until 01/14/2030, 5.88% (C), 01/14/2031 (D)	250,000	261,095
Fixed until 01/14/2035, 6.29% (C), 01/14/2036 (D)	290,000	310,344
Credit Agricole SA
Fixed until 09/25/2032, 4.82% (C), 09/25/2033 (D)	320,000	318,033
Fixed until 01/09/2028, 5.23% (C), 01/09/2029 (D)	455,000	463,729
Fixed until 09/23/2034 (E), 6.70% (B)(C)(D)	200,000	200,782
Engie SA
5.25%, 04/10/2029 (D)	240,000	247,017
Societe Generale SA
Fixed until 05/22/2030, 5.51% (C), 05/22/2031 (D)	200,000	205,732
Fixed until 11/21/2029 (E), 8.13% (C)(D)	650,000	680,883
TotalEnergies Capital International SA
2.99%, 06/29/2041	493,000	373,804
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
TotalEnergies Capital SA
5.28%, 09/10/2054	$ 42,000	$ 40,346
5.64%, 04/05/2064	174,000	173,357
		4,723,521
Germany - 0.2%
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (C), 11/16/2027	460,000	449,936
Fixed until 08/04/2030, 4.95% (C), 08/04/2031	385,000	388,641
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	350,000	384,735
Fixed until 07/13/2026, 7.15% (C), 07/13/2027	460,000	469,845
		1,693,157
Ireland - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	847,000	816,247
5.00%, 11/15/2035 (F)	150,000	148,351
AIB Group PLC
Fixed until 05/15/2030, 5.32% (C), 05/15/2031 (D)	570,000	586,856
Fixed until 03/28/2034, 5.87% (C), 03/28/2035 (D)	200,000	210,397
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (C), 03/20/2030 (B)(D)	435,000	451,119
		2,212,970
Italy - 0.2%
Eni SpA
5.70%, 10/01/2040 (D)	405,000	394,313
5.95%, 05/15/2054 (D)	400,000	399,868
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (C), 06/01/2042 (D)	925,000	782,295
6.63%, 06/20/2033 (D)	250,000	275,180
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (D)	200,000	184,287
		2,035,943
Japan - 0.1%
Japan Tobacco, Inc.
5.85%, 06/15/2035 (D)	340,000	362,048
Mitsubishi UFJ Financial Group, Inc.
Fixed until 09/12/2030, 4.53% (C), 09/12/2031	440,000	441,675
NTT Finance Corp.
5.50%, 07/16/2035 (D)	200,000	206,878
		1,010,601
Mexico - 0.0% *
Mexico City Airport Trust
5.50%, 07/31/2047 (D)	200,000	173,001
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National - 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	$ 120,000	$ 107,361
3.63%, 01/15/2032	200,000	186,433
4.38%, 02/02/2052	199,000	156,457
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	225,000	200,138
		650,389
Netherlands - 0.4%
ABN AMRO Bank NV
Fixed until 12/03/2027, 4.99% (C), 12/03/2028 (D)	500,000	507,737
Fixed until 09/18/2026, 6.34% (C), 09/18/2027 (D)	400,000	407,775
ENEL Finance International NV
2.13%, 07/12/2028 (D)	200,000	188,912
2.50%, 07/12/2031 (D)	490,000	437,514
3.50%, 04/06/2028 (D)	200,000	196,354
4.13%, 09/30/2028 (D)	200,000	199,436
5.00%, 09/30/2035 (D)	200,000	197,084
5.13%, 06/26/2029 (D)	355,000	363,668
ING Groep NV
3-Month SOFR Index + 1.01%, 5.16% (C), 03/25/2029	515,000	517,552
		3,016,032
Panama - 0.0% *
Banco Nacional de Panama
2.50%, 08/11/2030 (D)	300,000	262,872
Carnival Corp.
6.00%, 05/01/2029 (D)	100,000	101,492
		364,364
Singapore - 0.0% *
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	328,000	311,321
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	400,000	413,218
Banco Santander SA
Fixed until 09/14/2026, 1.72% (C), 09/14/2027	600,000	585,492
Fixed until 05/21/2033 (E), 9.63% (C)	200,000	241,205
CaixaBank SA
Fixed until 07/03/2035, 5.58% (C), 07/03/2036 (D)	200,000	204,846
Fixed until 06/15/2034, 6.04% (C), 06/15/2035 (D)	200,000	212,510
Fixed until 09/13/2026, 6.68% (C), 09/13/2027 (D)	395,000	403,604
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (D)	245,000	272,997
		2,333,872
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Sweden - 0.1%
Svenska Handelsbanken AB
5.50%, 06/15/2028 (D)	$ 480,000	$ 497,312
Switzerland - 0.2%
UBS AG
7.50%, 02/15/2028	825,000	888,239
UBS Group AG
Fixed until 03/23/2036, 5.01% (C), 03/23/2037 (D)	200,000	199,036
Fixed until 11/13/2033 (E), 9.25% (C)(D)	200,000	238,173
Fixed until 11/13/2028 (E), 9.25% (C)(D)	200,000	220,303
		1,545,751
United Kingdom - 0.8%
Anglo American Capital PLC
2.63%, 09/10/2030 (D)	430,000	394,654
BG Energy Capital PLC
5.13%, 10/15/2041 (D)	210,000	202,941
HSBC Holdings PLC
Fixed until 11/19/2027, 5.13% (C), 11/19/2028	480,000	488,557
Fixed until 05/13/2030, 5.24% (C), 05/13/2031	620,000	638,012
Fixed until 11/19/2029, 5.29% (C), 11/19/2030	570,000	587,957
Fixed until 05/17/2027, 5.60% (C), 05/17/2028	410,000	418,610
Fixed until 11/03/2027, 7.39% (C), 11/03/2028	485,000	515,100
Imperial Brands Finance PLC
5.88%, 07/01/2034 (D)	597,000	624,809
Nationwide Building Society
5.13%, 07/29/2029 (B)(D)	520,000	535,652
NatWest Group PLC
Fixed until 11/10/2033 (E), 8.13% (C)	200,000	225,151
NatWest Markets PLC
5.02%, 03/21/2030 (D)	560,000	575,000
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (C), 09/11/2030	602,000	608,842
Fixed until 04/15/2030, 5.69% (C), 04/15/2031	590,000	615,540
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (C), 02/08/2030 (B)(D)	715,000	771,362
Vodafone Group PLC
5.75%, 06/28/2054	116,000	114,204
		7,316,391
United States - 18.5%
AbbVie, Inc.
4.05%, 11/21/2039	490,000	438,518
4.25%, 11/21/2049	402,000	338,677
4.40%, 11/06/2042	167,000	150,610
4.63%, 10/01/2042	442,000	409,489
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AbbVie, Inc. (continued)
4.80%, 03/15/2029	$ 314,000	$ 321,105
5.50%, 03/15/2064	51,000	50,973
Accenture Capital, Inc.
4.25%, 10/04/2031	224,000	223,666
AES Corp.
5.45%, 06/01/2028	317,000	324,672
5.80%, 03/15/2032	150,000	155,263
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	575,000	486,040
3.55%, 03/15/2052	216,000	150,165
Alliant Energy Corp.
Fixed until 01/01/2031, 5.75% (C), 04/01/2056	130,000	130,163
Alphabet, Inc.
1.90%, 08/15/2040	145,000	99,084
Altria Group, Inc.
2.45%, 02/04/2032	480,000	422,530
3.40%, 02/04/2041	475,000	368,176
4.50%, 08/06/2030	520,000	522,013
Amazon.com, Inc.
2.50%, 06/03/2050	130,000	80,310
3.88%, 08/22/2037	599,000	552,271
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	180,000	184,082
5.50%, 03/17/2035	285,000	293,467
Ameren Corp.
5.38%, 03/15/2035	545,000	559,569
American Airlines Pass-Through Trust
3.95%, 01/11/2032	29,200	27,887
4.10%, 07/15/2029	154,964	151,063
American Express Co.
Fixed until 04/25/2028, 4.73% (C), 04/25/2029	160,000	162,522
Fixed until 07/20/2032, 4.92% (C), 07/20/2033	90,000	91,567
Fixed until 04/25/2035, 5.67% (C), 04/25/2036	130,000	137,345
American Homes 4 Rent LP
4.95%, 06/15/2030	90,000	91,640
American Tower Corp.
5.20%, 02/15/2029	412,000	423,943
Amgen, Inc.
2.45%, 02/21/2030	586,000	542,818
3.15%, 02/21/2040	137,000	107,828
4.20%, 02/22/2052	369,000	295,604
4.66%, 06/15/2051	75,000	65,516
4.88%, 03/01/2053	165,000	147,153
5.75%, 03/02/2063	267,000	266,366
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	393,000	388,010
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	177,000	174,753
Anheuser-Busch InBev Worldwide, Inc.
5.80%, 01/23/2059	24,000	25,018
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Antero Resources Corp.
5.38%, 03/01/2030 (D)	$ 303,000	$ 304,758
Apple, Inc.
2.65%, 02/08/2051	108,000	68,904
2.70%, 08/05/2051	490,000	312,728
2.95%, 09/11/2049	200,000	136,906
AT&T, Inc.
2.55%, 12/01/2033	873,000	743,368
3.50%, 06/01/2041 - 09/15/2053	304,000	235,043
3.55%, 09/15/2055	358,000	246,704
3.65%, 09/15/2059	354,000	242,031
4.90%, 11/01/2035	260,000	257,970
5.40%, 02/15/2034	133,000	138,233
5.55%, 11/01/2045	465,000	460,377
5.70%, 11/01/2054	140,000	138,371
Athene Global Funding
5.03%, 07/17/2030 (D)	705,000	716,273
5.54%, 08/22/2035 (D)	485,000	491,496
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (C), 07/23/2031	228,000	203,652
Fixed until 10/24/2030, 1.92% (C), 10/24/2031	228,000	202,503
Fixed until 06/19/2040, 2.68% (C), 06/19/2041	58,000	42,741
Fixed until 10/22/2029, 2.88% (C), 10/22/2030	1,159,000	1,100,036
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,127,000	1,109,806
Fixed until 01/20/2027, 3.82% (C), 01/20/2028	1,561,000	1,553,739
Fixed until 03/08/2032, 3.85% (C), 03/08/2037	439,000	410,153
Fixed until 02/07/2029, 3.97% (C), 02/07/2030	608,000	603,514
Fixed until 01/24/2030, 5.16% (C), 01/24/2031	650,000	670,855
Fixed until 04/25/2028, 5.20% (C), 04/25/2029	744,000	762,647
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	123,000	128,233
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	250,000	256,075
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	1,339,000	1,400,186
Fixed until 07/26/2030 (E), 6.25% (C)	410,000	415,238
Fixed until 05/01/2030 (E), 6.63% (C)	197,000	204,976
BAT Capital Corp.
3.73%, 09/25/2040	377,000	304,083
4.54%, 08/15/2047	300,000	251,562
5.83%, 02/20/2031	40,000	42,306
7.08%, 08/02/2043	415,000	469,648
Baxter International, Inc.
2.27%, 12/01/2028	216,000	202,740
2.54%, 02/01/2032	24,000	21,041
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	$ 54,000	$ 46,417
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	56,000	43,931
Berry Global, Inc.
5.80%, 06/15/2031	279,000	294,985
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036 (D)	230,000	233,444
6.05%, 01/15/2029 (D)	219,000	229,138
Biogen, Inc.
2.25%, 05/01/2030	1,130,000	1,030,957
5.75%, 05/15/2035	295,000	309,145
BMW U.S. Capital LLC
4.15%, 08/11/2027 (D)	170,000	170,207
Boeing Co.
3.95%, 08/01/2059	250,000	179,614
5.81%, 05/01/2050	327,000	326,694
7.01%, 05/01/2064	136,000	157,441
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	51,000	35,792
3.70%, 03/15/2052	299,000	223,143
3.90%, 03/15/2062	167,000	122,425
5.20%, 02/22/2034	72,000	74,661
5.55%, 02/22/2054	690,000	687,696
5.65%, 02/22/2064	268,000	265,782
6.25%, 11/15/2053	267,000	291,558
Brixmor Operating Partnership LP
4.85%, 02/15/2033	210,000	209,539
Broadcom, Inc.
3.14%, 11/15/2035 (D)	563,000	487,088
3.42%, 04/15/2033 (D)	600,000	555,285
3.47%, 04/15/2034 (D)	477,000	435,311
3.75%, 02/15/2051 (D)	106,000	82,956
4.55%, 02/15/2032	83,000	83,577
4.90%, 07/15/2032	280,000	286,437
5.20%, 07/15/2035	103,000	106,152
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	222,000	180,411
4.15%, 04/01/2045	46,000	39,251
4.38%, 09/01/2042	46,000	41,221
Calpine Corp.
4.63%, 02/01/2029 (D)	365,000	361,413
5.00%, 02/01/2031 (D)	105,000	104,693
Cardinal Health, Inc.
5.15%, 09/15/2035	200,000	201,191
5.75%, 11/15/2054	95,000	95,279
Cencora, Inc.
2.70%, 03/15/2031	760,000	696,951
2.80%, 05/15/2030	75,000	70,240
4.85%, 12/15/2029	55,000	56,119
CF Industries, Inc.
4.95%, 06/01/2043	54,000	49,672
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	74,000	68,823
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.50%, 06/01/2041 - 03/01/2042	$ 564,000	$ 410,121
3.70%, 04/01/2051	773,000	509,955
4.80%, 03/01/2050	116,000	91,876
5.85%, 12/01/2035	30,000	30,287
6.38%, 10/23/2035	43,000	45,048
6.48%, 10/23/2045	226,000	223,267
6.55%, 06/01/2034	280,000	298,401
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	219,000	212,834
5.13%, 06/30/2027	192,000	194,095
Cheniere Energy Partners LP
3.25%, 01/31/2032	404,000	368,049
4.50%, 10/01/2029	240,000	239,231
5.75%, 08/15/2034	316,000	328,510
Cheniere Energy, Inc.
4.63%, 10/15/2028	315,000	314,015
Cigna Group
4.50%, 09/15/2030	220,000	220,648
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (C), 11/05/2030	549,000	519,706
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	447,000	441,044
Fixed until 07/24/2027, 3.67% (C), 07/24/2028	727,000	720,586
Fixed until 04/23/2028, 4.08% (C), 04/23/2029	257,000	256,378
Fixed until 09/11/2030, 4.50% (C), 09/11/2031	274,000	274,148
Fixed until 09/19/2029, 4.54% (C), 09/19/2030	322,000	323,498
Fixed until 05/07/2030, 4.95% (C), 05/07/2031	1,000,000	1,019,001
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	257,000	259,608
Fixed until 03/27/2035, 5.33% (C), 03/27/2036	830,000	848,427
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	239,000	247,879
Fixed until 02/15/2030 (E), 6.75% (C)	510,000	517,786
Fixed until 08/15/2030 (E), 6.88% (C)	315,000	324,625
Fixed until 02/15/2030 (E), 6.95% (C)	315,000	323,507
Fixed until 08/15/2029 (E), 7.13% (C)	594,000	613,675
CMS Energy Corp.
Fixed until 03/01/2035, 6.50% (C), 06/01/2055	215,000	222,600
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (D)	35,000	35,540
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (D)	129,000	136,476
5.96%, 02/15/2055 (D)	55,000	54,544
6.04%, 11/15/2033 (D)	422,000	450,289
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comcast Corp.
2.80%, 01/15/2051	$ 236,000	$ 144,076
2.89%, 11/01/2051	1,134,000	698,511
2.94%, 11/01/2056	1,205,000	715,059
3.75%, 04/01/2040	178,000	149,682
Commonwealth Edison Co.
4.70%, 01/15/2044	158,000	144,523
ConocoPhillips Co.
5.70%, 09/15/2063	213,000	211,197
Constellation Brands, Inc.
2.88%, 05/01/2030	240,000	224,556
4.90%, 05/01/2033 (B)	176,000	177,645
Constellation Energy Generation LLC
5.60%, 06/15/2042	25,000	25,337
Consumers Energy Co.
3.95%, 05/15/2043	224,000	186,253
COPT Defense Properties LP
2.75%, 04/15/2031	316,000	286,070
4.50%, 10/15/2030 (F)	70,000	69,538
Corebridge Financial, Inc.
Fixed until 09/15/2034, 6.38% (C), 09/15/2054	69,000	70,822
Corebridge Global Funding
4.90%, 08/21/2032 (D)	205,000	205,913
Coterra Energy, Inc.
5.90%, 02/15/2055	440,000	424,671
Crown Castle, Inc.
5.00%, 01/11/2028	170,000	172,389
5.60%, 06/01/2029	404,000	419,790
CVS Health Corp.
4.13%, 04/01/2040	145,000	123,171
5.88%, 06/01/2053	370,000	363,562
CVS Pass-Through Trust
6.20%, 10/10/2025 (D)	1,004	1,004
Diamondback Energy, Inc.
5.75%, 04/18/2054	115,000	110,698
Dominion Energy, Inc.
3.30%, 04/15/2041	305,000	232,380
4.90%, 08/01/2041	299,000	276,777
Fixed until 11/15/2030, 6.00% (C), 02/15/2056	326,000	328,332
Dow Chemical Co.
4.38%, 11/15/2042	84,000	68,465
DT Midstream, Inc.
4.13%, 06/15/2029 (D)	191,000	186,352
4.38%, 06/15/2031 (D)	404,000	390,439
DTE Energy Co.
5.05%, 10/01/2035	322,000	319,865
5.20%, 04/01/2030	650,000	669,763
Duke Energy Carolinas LLC
4.00%, 09/30/2042	159,000	134,962
Duke Energy Corp.
5.70%, 09/15/2055	168,000	167,389
Duke Energy Indiana LLC
2.75%, 04/01/2050	181,000	114,968
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Indiana LLC (continued)
5.25%, 03/01/2034	$ 220,000	$ 226,986
5.40%, 04/01/2053	227,000	222,127
Duke Energy Ohio, Inc.
5.30%, 06/15/2035	510,000	525,917
5.55%, 03/15/2054	172,000	171,817
Duke Energy Progress LLC
2.90%, 08/15/2051	230,000	147,319
5.55%, 03/15/2055	13,000	13,052
DuPont de Nemours, Inc.
5.32%, 11/15/2038	397,000	406,733
5.42%, 11/15/2048	110,000	108,751
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (D)	336,000	329,118
Eaton Corp.
4.15%, 11/02/2042	315,000	278,372
Edison International
Fixed until 12/15/2026 (E), 5.00% (C)	572,000	541,963
5.25%, 03/15/2032 (B)	134,000	132,729
EIDP, Inc.
5.13%, 05/15/2032	200,000	205,723
Electronic Arts, Inc.
2.95%, 02/15/2051	131,000	113,608
Elevance Health, Inc.
2.88%, 09/15/2029	160,000	151,944
4.63%, 05/15/2042	123,000	110,895
4.65%, 01/15/2043	86,000	77,160
6.10%, 10/15/2052	133,000	138,329
Eli Lilly & Co.
5.65%, 10/15/2065	100,000	103,254
Emera U.S. Finance LP
2.64%, 06/15/2031	271,000	241,913
4.75%, 06/15/2046	293,000	252,819
Energy Transfer LP
5.60%, 09/01/2034	199,000	204,236
5.70%, 04/01/2035	187,000	193,092
6.00%, 02/01/2029 (D)	1,149,000	1,165,344
Fixed until 11/15/2030, 6.50% (C), 02/15/2056	600,000	597,188
6.55%, 12/01/2033	76,000	83,128
Fixed until 05/15/2030 (E), 7.13% (C)	141,000	145,695
7.38%, 02/01/2031 (D)	189,000	197,407
Entergy Arkansas LLC
4.95%, 12/15/2044	51,000	46,708
5.75%, 06/01/2054	66,000	67,569
Entergy Corp.
Fixed until 09/01/2029, 7.13% (C), 12/01/2054 (B)	558,000	583,054
Entergy Louisiana LLC
2.90%, 03/15/2051	333,000	213,672
5.70%, 03/15/2054	132,000	133,204
5.80%, 03/15/2055	220,000	225,249
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	27,051
5.80%, 04/15/2055	343,000	351,384
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Texas, Inc.
3.45%, 12/01/2027	$ 29,000	$ 28,454
5.15%, 06/01/2045	15,000	14,255
5.55%, 09/15/2054	62,000	60,905
Enterprise Products Operating LLC
6.65%, 10/15/2034	231,000	262,382
EQT Corp.
4.50%, 01/15/2029	170,000	170,024
4.75%, 01/15/2031	523,000	521,934
6.38%, 04/01/2029	468,000	485,310
7.50%, 06/01/2030	151,000	166,572
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	165,000	171,277
Equitable America Global Funding
4.70%, 09/15/2032 (D)	395,000	392,915
Equitable Holdings, Inc.
4.57%, 02/15/2029 (D)	152,000	152,643
ERP Operating LP
4.95%, 06/15/2032	160,000	163,997
Essex Portfolio LP
1.70%, 03/01/2028	299,000	282,080
EUSHI Finance, Inc.
Fixed until 01/01/2031, 6.25% (C), 04/01/2056	212,000	210,734
Exelon Corp.
Fixed until 12/15/2034, 6.50% (C), 03/15/2055	200,000	209,040
Expand Energy Corp.
4.75%, 02/01/2032	487,000	478,611
5.38%, 02/01/2029 - 03/15/2030	621,000	630,778
5.88%, 02/01/2029 (D)	355,000	356,320
6.75%, 04/15/2029 (D)	466,000	470,863
Extra Space Storage LP
4.95%, 01/15/2033	90,000	90,531
5.50%, 07/01/2030	439,000	457,690
FedEx Corp.
3.25%, 05/15/2041 (D)	141,000	105,440
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (C), 04/25/2033	190,000	185,176
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (D)	388,000	331,209
Ford Motor Co.
3.25%, 02/12/2032	115,000	100,622
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	200,000	202,958
5.92%, 03/20/2028	200,000	203,425
6.53%, 03/19/2032 (B)	610,000	634,738
7.20%, 06/10/2030 (B)	574,000	613,651
Foundry JV Holdco LLC
5.50%, 01/25/2031 (D)	200,000	207,534
6.25%, 01/25/2035 (D)	285,000	305,069
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	290,000	279,322
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	202,150
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Co.
5.15%, 04/01/2038	$ 81,000	$ 77,498
5.95%, 04/01/2049	129,000	125,766
General Motors Financial Co., Inc.
5.90%, 01/07/2035	430,000	443,649
5.95%, 04/04/2034	306,000	317,796
6.10%, 01/07/2034	144,000	151,386
6.15%, 07/15/2035	130,000	135,954
Gilead Sciences, Inc.
2.60%, 10/01/2040	370,000	271,654
5.25%, 10/15/2033	588,000	616,642
Glencore Funding LLC
5.19%, 04/01/2030 (D)	130,000	133,937
5.67%, 04/01/2035 (D)	875,000	909,416
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (C), 09/10/2027	984,000	959,715
Fixed until 10/31/2037, 4.02% (C), 10/31/2038	277,000	248,286
Fixed until 10/23/2029, 4.69% (C), 10/23/2030	216,000	218,753
Fixed until 04/23/2030, 5.22% (C), 04/23/2031	1,225,000	1,266,779
Fixed until 07/23/2034, 5.33% (C), 07/23/2035	931,000	958,412
Fixed until 01/28/2035, 5.54% (C), 01/28/2036	169,000	176,410
Fixed until 10/24/2028, 6.48% (C), 10/24/2029	1,579,000	1,680,339
Guardian Life Global Funding
4.67%, 09/05/2032 (D)	430,000	431,812
HCA, Inc.
4.63%, 03/15/2052	124,000	102,393
5.20%, 06/01/2028	363,000	371,764
5.25%, 06/15/2049	167,000	152,970
5.50%, 03/01/2032 - 06/15/2047	520,000	536,480
5.63%, 09/01/2028	220,000	227,003
5.95%, 09/15/2054	166,000	165,636
6.20%, 03/01/2055	70,000	72,260
Healthpeak OP LLC
5.38%, 02/15/2035	130,000	132,823
Hess Corp.
5.60%, 02/15/2041	359,000	372,552
6.00%, 01/15/2040	350,000	380,448
Hess Midstream Operations LP
5.50%, 10/15/2030 (D)	607,000	611,389
6.50%, 06/01/2029 (D)	249,000	256,802
Home Depot, Inc.
2.38%, 03/15/2051	458,000	267,519
3.30%, 04/15/2040	118,000	96,691
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (C), 02/02/2035	264,000	275,161
Fixed until 08/21/2028, 6.21% (C), 08/21/2029	262,000	275,739
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp.
3.73%, 12/08/2047	$ 65,000	$ 48,010
4.25%, 12/15/2042	130,000	107,936
ITC Holdings Corp.
2.95%, 05/14/2030 (D)	1,117,000	1,046,836
5.40%, 06/01/2033 (D)	175,000	181,157
5.65%, 05/09/2034 (D)	412,000	428,970
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (D)	570,000	582,090
6.38%, 04/15/2066 (D)	190,000	195,328
JetBlue Pass-Through Trust
2.75%, 11/15/2033	113,080	100,159
Kenvue, Inc.
5.20%, 03/22/2063	31,000	28,752
Keurig Dr. Pepper, Inc.
3.35%, 03/15/2051	112,000	74,062
KeyBank NA
3.90%, 04/13/2029	590,000	577,221
KeyCorp
Fixed until 06/01/2032, 4.79% (C), 06/01/2033	469,000	467,413
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	185,000	197,601
Kinder Morgan, Inc.
5.15%, 06/01/2030	140,000	144,421
Kinetik Holdings LP
5.88%, 06/15/2030 (D)	677,000	680,937
Kraft Heinz Foods Co.
4.38%, 06/01/2046	220,000	183,081
5.50%, 06/01/2050	220,000	207,799
Kroger Co.
4.45%, 02/01/2047	66,000	56,270
5.65%, 09/15/2064	332,000	323,844
Leidos, Inc.
2.30%, 02/15/2031	655,000	584,456
5.40%, 03/15/2032	249,000	258,682
Lockheed Martin Corp.
5.70%, 11/15/2054	220,000	226,977
Lowe's Cos., Inc.
2.80%, 09/15/2041	670,000	485,129
5.63%, 04/15/2053 (B)	195,000	193,918
M&T Bank Corp.
Fixed until 01/16/2028, 4.83% (C), 01/16/2029	41,000	41,508
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	194,000	198,677
Fixed until 01/16/2035, 5.39% (C), 01/16/2036	193,000	195,663
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	420,000	446,305
Marathon Petroleum Corp.
4.75%, 09/15/2044	74,000	63,692
Marriott International, Inc.
5.50%, 04/15/2037	225,000	229,936
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Mars, Inc.
4.60%, 03/01/2028 (D)	$ 525,000	$ 531,420
5.00%, 03/01/2032 (D)	180,000	184,152
5.20%, 03/01/2035 (D)	260,000	265,755
5.65%, 05/01/2045 (D)	174,000	176,510
5.80%, 05/01/2065 (D)	167,000	170,285
Marvell Technology, Inc.
2.95%, 04/15/2031	348,000	321,394
4.75%, 07/15/2030	35,000	35,456
5.45%, 07/15/2035	300,000	309,280
5.75%, 02/15/2029	494,000	515,360
5.95%, 09/15/2033	506,000	542,893
Massachusetts Electric Co.
1.73%, 11/24/2030 (D)	334,000	290,382
McDonald's Corp.
3.70%, 02/15/2042	271,000	222,106
4.40%, 02/12/2031	250,000	250,681
MDC Holdings, Inc.
6.00%, 01/15/2043	238,000	226,503
Merck & Co., Inc.
5.15%, 05/17/2063	86,000	80,984
Met Tower Global Funding
5.25%, 04/12/2029 (D)	430,000	444,629
Meta Platforms, Inc.
4.45%, 08/15/2052	359,000	308,264
5.40%, 08/15/2054	660,000	652,068
5.55%, 08/15/2064	116,000	115,148
5.60%, 05/15/2053	166,000	168,382
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (D)	230,000	217,496
5.15%, 03/28/2033 (D)	545,000	564,572
Micron Technology, Inc.
5.88%, 02/09/2033	270,000	286,771
6.05%, 11/01/2035	249,000	266,041
Microsoft Corp.
2.50%, 09/15/2050	387,000	242,578
2.53%, 06/01/2050	115,000	72,803
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (D)	28,000	27,969
Morgan Stanley
Fixed until 07/20/2026, 1.51% (C), 07/20/2027	579,000	566,595
Fixed until 02/13/2031, 1.79% (C), 02/13/2032	417,000	363,698
Fixed until 04/28/2031, 1.93% (C), 04/28/2032	210,000	183,273
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	797,000	692,295
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	214,000	212,145
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	615,000	621,722
Fixed until 07/19/2029, 5.04% (C), 07/19/2030	307,000	314,632
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	325,000	334,027
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 01/15/2030, 5.23% (C), 01/15/2031	$ 480,000	$ 495,432
Fixed until 07/20/2028, 5.45% (C), 07/20/2029	76,000	78,532
Fixed until 11/19/2054, 5.52% (C), 11/19/2055	295,000	298,195
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	461,000	481,383
Fixed until 04/17/2035, 5.66% (C), 04/17/2036	693,000	731,157
Morgan Stanley Bank NA
Fixed until 05/26/2027, 5.50% (C), 05/26/2028	815,000	832,962
Morgan Stanley Private Bank NA
Fixed until 07/18/2030, 4.73% (C), 07/18/2031	455,000	461,795
MPLX LP
5.40%, 09/15/2035	600,000	601,303
5.95%, 04/01/2055	236,000	230,711
Netflix, Inc.
5.38%, 11/15/2029 (D)	128,000	133,941
Nevada Power Co.
Fixed until 02/15/2030, 6.25% (C), 05/15/2055	725,000	735,222
New York & Presbyterian Hospital
2.26%, 08/01/2040	234,000	163,699
New York Life Global Funding
1.20%, 08/07/2030 (D)	242,000	209,711
1.85%, 08/01/2031 (D)	230,000	200,813
New York Life Insurance Co.
3.75%, 05/15/2050 (D)	72,000	54,364
4.45%, 05/15/2069 (D)	86,000	68,327
NextEra Energy Capital Holdings, Inc.
5.90%, 03/15/2055	80,000	82,447
Fixed until 05/15/2030, 6.38% (C), 08/15/2055	304,000	315,662
Fixed until 03/15/2034, 6.75% (C), 06/15/2054	216,000	232,142
NGPL PipeCo LLC
4.88%, 08/15/2027 (D)	394,000	394,959
NiSource, Inc.
5.80%, 02/01/2042	36,000	36,656
Fixed until 08/30/2029, 6.95% (C), 11/30/2054	216,000	224,777
NNN REIT, Inc.
3.00%, 04/15/2052	80,000	50,780
3.10%, 04/15/2050	250,000	163,826
3.50%, 04/15/2051	170,000	120,335
Norfolk Southern Corp.
3.05%, 05/15/2050	218,000	147,767
3.95%, 10/01/2042	76,000	64,019
4.45%, 06/15/2045	165,000	144,196
Northern Natural Gas Co.
3.40%, 10/16/2051 (D)	119,000	81,476
4.30%, 01/15/2049 (D)	58,000	47,401
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (D)	$ 224,000	$ 173,914
6.06%, 03/30/2040 (D)	284,000	300,889
NRG Energy, Inc.
4.45%, 06/15/2029 (D)	439,000	435,308
4.73%, 10/15/2030 (D)(F)	230,000	229,927
5.41%, 10/15/2035 (D)(F)	175,000	175,595
7.00%, 03/15/2033 (D)	243,000	268,685
Occidental Petroleum Corp.
4.63%, 06/15/2045	164,000	129,361
Ohio Power Co.
2.90%, 10/01/2051	218,000	135,647
OhioHealth Corp.
2.30%, 11/15/2031	333,000	296,966
ONEOK, Inc.
5.05%, 04/01/2045	80,000	71,096
5.38%, 06/01/2029	96,000	98,872
5.40%, 10/15/2035	235,000	235,884
5.60%, 04/01/2044	338,000	320,465
5.63%, 01/15/2028 (D)	212,000	216,604
6.50%, 09/01/2030 (D)	32,000	34,386
Oracle Corp.
3.60%, 04/01/2040 - 04/01/2050	515,000	381,780
3.65%, 03/25/2041	485,000	388,433
3.85%, 07/15/2036	78,000	69,456
3.95%, 03/25/2051	187,000	139,036
4.38%, 05/15/2055	180,000	141,326
4.80%, 09/26/2032	355,000	355,427
5.20%, 09/26/2035	194,000	195,068
5.38%, 09/27/2054	150,000	137,793
5.88%, 09/26/2045	173,000	173,470
5.95%, 09/26/2055	135,000	134,585
6.00%, 08/03/2055	665,000	667,598
Ovintiv, Inc.
6.25%, 07/15/2033	162,000	170,880
6.50%, 02/01/2038	51,000	53,596
Pacific Gas & Electric Co.
3.25%, 06/01/2031	415,000	381,611
4.40%, 03/01/2032	121,000	117,831
4.45%, 04/15/2042	326,000	272,638
4.50%, 07/01/2040	226,371	196,892
4.55%, 07/01/2030	206,830	205,393
4.60%, 06/15/2043	333,000	280,308
5.55%, 05/15/2029	321,000	330,418
6.00%, 08/15/2035	229,000	239,666
6.10%, 01/15/2029	136,000	142,271
6.15%, 01/15/2033	83,000	87,847
PacifiCorp
2.90%, 06/15/2052	78,000	47,566
PECO Energy Co.
2.80%, 06/15/2050	266,000	171,263
PG&E Corp.
Fixed until 12/15/2029, 7.38% (C), 03/15/2055	318,000	326,697
Philip Morris International, Inc.
3.88%, 08/21/2042	253,000	210,038
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Philip Morris International, Inc. (continued)
4.75%, 11/01/2031	$ 885,000	$ 900,170
5.13%, 02/13/2031	355,000	367,388
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	444,000	381,005
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/2050	202,000	139,556
Pioneer Natural Resources Co.
2.15%, 01/15/2031	768,000	690,511
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	160,000	162,011
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (E), 3.40% (C)	11,000	10,661
Fixed until 10/21/2031, 4.81% (C), 10/21/2032	324,000	328,457
Fixed until 07/21/2035, 5.37% (C), 07/21/2036	125,000	128,634
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	216,000	227,780
Fixed until 03/15/2030 (E), 6.25% (C)	218,000	223,690
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	189,000	214,128
Prologis LP
5.25%, 05/15/2035	85,000	87,554
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (C), 03/15/2054	184,000	196,899
Public Service Co. of Colorado
2.70%, 01/15/2051	132,000	81,307
4.30%, 03/15/2044	185,000	156,206
4.50%, 06/01/2052	125,000	105,214
Public Service Co. of Oklahoma
5.45%, 01/15/2036	725,000	740,565
Puget Energy, Inc.
5.73%, 03/15/2035	291,000	300,289
Puget Sound Energy, Inc.
5.64%, 04/15/2041	199,000	200,749
Quanta Services, Inc.
2.90%, 10/01/2030	103,000	96,155
4.50%, 01/15/2031	435,000	434,738
5.10%, 08/09/2035	260,000	260,668
5.25%, 08/09/2034	526,000	539,256
Quest Diagnostics, Inc.
4.60%, 12/15/2027	75,000	75,933
5.00%, 12/15/2034	428,000	433,212
Realty Income Corp.
2.85%, 12/15/2032	98,000	87,451
5.13%, 04/15/2035	90,000	91,519
Regal Rexnord Corp.
6.05%, 04/15/2028	361,000	373,430
6.40%, 04/15/2033	147,000	157,811
Regency Centers LP
2.95%, 09/15/2029	194,000	185,232
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Roper Technologies, Inc.
4.45%, 09/15/2030	$ 100,000	$ 100,407
4.50%, 10/15/2029	166,000	167,581
4.75%, 02/15/2032	91,000	92,017
RTX Corp.
2.38%, 03/15/2032	494,000	436,469
3.13%, 07/01/2050	114,000	77,523
S&P Global, Inc.
2.30%, 08/15/2060	184,000	96,003
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	329,000	328,647
4.50%, 05/15/2030	295,000	296,029
Salesforce, Inc.
2.70%, 07/15/2041	250,000	183,864
San Diego Gas & Electric Co.
2.95%, 08/15/2051	222,000	144,750
3.32%, 04/15/2050	65,000	45,572
4.30%, 04/01/2042	37,000	31,791
5.35%, 04/01/2053	299,000	287,401
5.40%, 04/15/2035	410,000	423,414
Sempra
Fixed until 01/01/2031, 6.38% (C), 04/01/2056	110,000	112,887
Sierra Pacific Power Co.
Fixed until 09/16/2030, 6.20% (C), 12/15/2055	155,000	155,138
Simon Property Group LP
5.13%, 10/01/2035	403,000	407,695
Solventum Corp.
5.45%, 03/13/2031	470,000	490,117
Sonoco Products Co.
4.60%, 09/01/2029	241,000	242,430
5.00%, 09/01/2034 (B)	239,000	236,396
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	141,000	142,207
5.03%, 10/01/2029	403,000	407,626
Southern California Edison Co.
2.95%, 02/01/2051	196,000	119,878
3.60%, 02/01/2045	168,000	122,256
3.65%, 03/01/2028	185,000	181,798
5.20%, 06/01/2034	444,000	441,344
5.25%, 03/15/2030	189,000	192,718
5.70%, 03/01/2053	69,000	64,793
5.90%, 03/01/2055	27,000	26,202
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	121,000	105,794
3.15%, 09/30/2051	282,000	184,021
5.75%, 09/15/2033	135,000	143,073
Southern Power Co.
4.25%, 10/01/2030	137,000	136,174
4.90%, 10/01/2035	272,000	268,247
5.15%, 09/15/2041	329,000	315,812
5.25%, 07/15/2043	314,000	301,552
Southwestern Electric Power Co.
3.90%, 04/01/2045	71,000	55,076
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sprint Capital Corp.
6.88%, 11/15/2028	$ 327,000	$ 351,737
State Street Corp.
4.83%, 04/24/2030	175,000	179,657
Fixed until 09/15/2029 (E), 6.70% (C)	432,000	451,063
Fixed until 03/15/2029 (E), 6.70% (B)(C)	130,000	135,211
Stellantis Finance U.S., Inc.
5.75%, 03/18/2030 (B)(D)	230,000	233,946
6.45%, 03/18/2035 (D)	875,000	896,934
Synopsys, Inc.
4.85%, 04/01/2030	260,000	264,828
5.00%, 04/01/2032	130,000	132,847
5.70%, 04/01/2055	160,000	161,477
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	54,000	54,974
5.40%, 06/12/2029	80,000	82,828
5.60%, 06/12/2034	262,000	273,593
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (D)	610,000	698,633
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (D)	66,000	61,816
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	185,000	217,040
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	52,226
5.50%, 09/01/2041	275,000	252,022
5.88%, 11/15/2040	65,000	62,132
6.55%, 05/01/2037	46,000	47,852
T-Mobile USA, Inc.
2.63%, 02/15/2029	597,000	566,595
3.30%, 02/15/2051	455,000	310,120
3.88%, 04/15/2030	263,000	257,895
5.13%, 05/15/2032	319,000	328,301
6.70%, 12/15/2033	272,000	304,161
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	659,000	669,544
Trustees of Boston University
3.17%, 10/01/2050	282,000	189,651
U.S. Bancorp
Fixed until 05/15/2030, 5.08% (C), 05/15/2031	210,000	215,949
Fixed until 01/23/2034, 5.68% (C), 01/23/2035	178,000	187,415
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	287,000	305,824
Uber Technologies, Inc.
4.50%, 08/15/2029 (D)	380,000	378,922
4.80%, 09/15/2034 - 09/15/2035	595,000	592,832
5.35%, 09/15/2054	316,000	306,592
UDR, Inc.
4.40%, 01/26/2029	149,000	149,527
5.13%, 09/01/2034	415,000	420,371
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Union Electric Co.
3.90%, 04/01/2052	$ 59,000	$ 46,117
5.20%, 04/01/2034	370,000	381,198
5.25%, 01/15/2054	178,000	170,149
5.45%, 03/15/2053	48,000	47,019
United Airlines Pass-Through Trust
2.88%, 04/07/2030	340,498	324,318
5.88%, 08/15/2038	348,553	355,559
UnitedHealth Group, Inc.
2.75%, 05/15/2040	167,000	124,436
3.05%, 05/15/2041	86,000	65,420
3.25%, 05/15/2051	194,000	132,300
3.50%, 08/15/2039	539,000	449,582
5.35%, 02/15/2033	66,000	68,983
5.38%, 04/15/2054	44,000	42,256
University of Miami
4.06%, 04/01/2052	272,000	218,984
Ventas Realty LP
3.00%, 01/15/2030	595,000	563,266
4.00%, 03/01/2028	56,000	55,743
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (D)	437,000	418,793
4.13%, 08/15/2031 (D)	110,000	103,823
6.25%, 01/15/2030 (D)	340,000	354,467
Veralto Corp.
5.35%, 09/18/2028	314,000	324,051
Verizon Communications, Inc.
1.75%, 01/20/2031	929,000	812,756
5.40%, 07/02/2037 (D)	804,000	816,832
Virginia Electric & Power Co.
2.45%, 12/15/2050	274,000	159,514
4.65%, 08/15/2043	195,000	176,677
5.70%, 08/15/2053	71,000	71,805
Vistra Operations Co. LLC
6.00%, 04/15/2034 (D)	305,000	321,564
6.95%, 10/15/2033 (D)	300,000	334,602
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (D)	200,000	200,486
5.80%, 03/27/2035 (D)	245,000	251,208
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (C), 06/02/2028	403,000	391,758
Fixed until 05/22/2027, 3.58% (C), 05/22/2028	135,000	133,782
Fixed until 03/15/2026 (E), 3.90% (C)	221,000	218,854
Fixed until 07/25/2027, 4.81% (C), 07/25/2028	376,000	380,438
Fixed until 09/15/2035, 4.89% (C), 09/15/2036	450,000	449,101
Fixed until 07/25/2032, 4.90% (C), 07/25/2033	440,000	447,009
Fixed until 04/23/2030, 5.15% (C), 04/23/2031	917,000	945,703
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	580,000	600,072
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co. (continued)
Fixed until 04/24/2033, 5.39% (C), 04/24/2034	$ 496,000	$ 515,374
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	640,000	672,257
Fixed until 07/25/2028, 5.57% (C), 07/25/2029	487,000	504,703
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,041,000	1,092,479
Fixed until 04/22/2027, 5.71% (C), 04/22/2028	514,000	525,943
Western Midstream Operating LP
5.45%, 04/01/2044	280,000	253,855
Williams Cos., Inc.
4.80%, 11/15/2029	413,000	420,374
5.30%, 08/15/2028	662,000	682,548
WP Carey, Inc.
2.40%, 02/01/2031	403,000	361,323
2.45%, 02/01/2032	283,000	248,275
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	581,000	594,849
5.50%, 02/19/2035	347,000	361,434
Zoetis, Inc.
2.00%, 05/15/2030	427,000	388,284
4.70%, 02/01/2043	124,000	114,447
5.00%, 08/17/2035	105,000	106,048
		163,237,966
Total Corporate Debt Securities (Cost $200,118,715)		200,853,338
U.S. GOVERNMENT OBLIGATIONS - 20.6%
U.S. Treasury - 20.6%
U.S. Treasury Bonds
1.13%, 05/15/2040	300	191
1.88%, 02/15/2051	1,574,000	899,086
2.25%, 02/15/2052	1,670,000	1,035,857
2.38%, 05/15/2051	1,930,000	1,241,684
2.88%, 05/15/2043 - 05/15/2052	1,930,000	1,454,064
3.00%, 08/15/2048 - 08/15/2052	880,000	648,140
3.13%, 02/15/2043	2,500,000	2,040,527
3.63%, 08/15/2043	1,010,000	881,225
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,690,835
4.00%, 11/15/2052	862,300	763,102
4.13%, 08/15/2044	5,500,000	5,105,117
4.25%, 02/15/2054 - 08/15/2054	11,099,000	10,245,385
4.38%, 05/15/2040	250,000	247,393
4.50%, 02/15/2044 - 11/15/2054	4,350,000	4,232,127
4.63%, 11/15/2044	5,310,000	5,260,634
U.S. Treasury Bonds, Principal Only STRIPS
11/15/2026 - 08/15/2041	26,195,000	19,048,464
U.S. Treasury Notes
1.13%, 10/31/2026 (G)	9,675,000	9,410,827
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,600,446
1.38%, 10/31/2028	26,415,000	24,683,579
1.63%, 10/31/2026 - 08/15/2029	940,000	917,423
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.75%, 12/31/2026	$ 130,000	$ 126,933
2.00%, 11/15/2026	245,000	240,387
2.25%, 02/15/2027	185,000	181,466
2.50%, 03/31/2027	2,291,000	2,252,339
2.63%, 05/31/2027	23,852,000	23,456,951
2.88%, 05/15/2028	355,000	348,358
3.88%, 05/31/2027 (G)	300,000	301,043
4.13%, 10/31/2026 - 11/30/2029	48,370,000	49,085,235
4.25%, 01/31/2026 (G)	6,562,300	6,566,914
4.25%, 11/30/2026 - 11/15/2034	4,325,000	4,352,963
		181,318,695
U.S. Treasury Inflation-Protected Securities - 0.0% *
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	75,228	78,601
		78,601
Total U.S. Government Obligations (Cost $186,277,126)		181,397,296
ASSET-BACKED SECURITIES - 1.1%
United States - 1.1%
AMSR Trust Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (D)	725,000	715,929
Aqua Finance Issuer Trust
Series 2025-B, Class A, 4.79%, 05/17/2051 (D)	314,330	316,103

Series 2025-A, Class A, 5.25%, 12/19/2050 (D)	348,790	354,988

Bridge Trust Series 2025-SFR1, Class B, 4.20%, 09/17/2042 (D)	405,000	387,513
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 07/15/2031 (D)	390,000	393,358
CoreVest American Finance Ltd. Series 2019-3, Class A, 2.71%, 10/15/2052 (D)	75,944	75,655
Credit Acceptance Auto Loan Trust Series 2025-1A, Class C, 5.71%, 07/16/2035 (D)	760,000	775,669
Foundation Finance Trust Series 2025-1A, Class A, 4.95%, 04/15/2050 (D)	402,033	407,214
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (D)	757	756
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A4, 4.58%, 01/15/2032 (D)	193,000	195,789
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class A3, 5.02%, 06/25/2060 (D)	135,000	136,835
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 04/20/2032 (D)	$ 600,000	$ 576,826

Series 2025-2A, Class A, 4.78%, 10/20/2034 (D)	1,030,000	1,036,832

Series 2025-1A, Class C, 5.68%, 09/20/2034 (D)	230,000	234,339

NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 01/18/2033 (D)	435,000	436,711
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (D)	702,086	690,854
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 09/14/2035 (D)	465,000	445,263
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	770,392	758,990
Progress Residential Trust
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (D)	548,824	520,702

Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (D)	400,000	378,908

Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 09/15/2031	205,000	206,143
SCF Equipment Trust LLC Series 2025-1A, Class B, 5.23%, 09/20/2034 (D)	667,000	684,135
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class B, 4.93%, 04/20/2044 (D)	190,925	192,369
Total Asset-Backed Securities (Cost $9,808,398)		9,921,881
MORTGAGE-BACKED SECURITIES - 0.6%
Cayman Islands - 0.2%
LFT CRE Ltd.
Series 2021-FL1, Class C, 1-Month Term SOFR + 2.06%, 6.21% (C), 06/15/2039 (D)	1,420,000	1,398,971
United States - 0.4%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (C), 04/25/2028 (D)	1,441,000	1,372,649

MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (D)	1,230,000	1,088,550

ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (D)	441,393	454,774

SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 5.89% (C), 05/15/2039 (D)	246,000	245,386

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.00% (C), 11/15/2038 (D)	$ 738,181	$ 737,489

Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00%, 03/15/2045 (D)(H)	1,690	0
		3,898,848
Total Mortgage-Backed Securities (Cost $5,612,952)		5,297,819
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.1%
Israel Government International Bonds
5.63%, 02/19/2035	685,000	708,082
Mexico - 0.2%
Mexico Government International Bonds
3.77%, 05/24/2061	205,000	128,935
4.28%, 08/14/2041	200,000	161,950
4.50%, 01/31/2050	265,000	203,984
4.75%, 03/08/2044	234,000	194,395
5.63%, 09/22/2035	667,000	663,705
6.00%, 05/07/2036	247,000	252,397
6.34%, 05/04/2053	350,000	340,025
		1,945,391
Panama - 0.0% *
Panama Government International Bonds
4.50%, 04/16/2050	200,000	150,234
Saudi Arabia - 0.0% *
Saudi Government International Bonds
2.25%, 02/02/2033 (D)	200,000	171,266
Total Foreign Government Obligations (Cost $3,246,714)		2,974,973
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bills
3.92% (I), 12/02/2025 (G)	586,000	582,069
4.21% (I), 10/30/2025 (G)	100,000	99,674
Total Short-Term U.S. Government Obligations (Cost $681,499)		681,743

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (I)	4,496,475	4,496,475
Total Other Investment Company (Cost $4,496,475)		4,496,475
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp.,
1.65% (I), dated 09/30/2025, to be
repurchased at $23,289,956 on 10/01/2025.
Collateralized by a U.S. Government
Obligations, 2.50% - 4.25%
due 03/15/2027 - 03/31/2027, and with a
total value of $23,754,988.
$ 23,288,889	$ 23,288,889
Total Repurchase Agreement (Cost $23,288,889)	23,288,889
Total Investments (Cost $838,930,851)	877,209,316
Net Other Assets (Liabilities) - 0.6%	5,178,849
Net Assets - 100.0%	$ 882,388,165
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	57	12/31/2025	$11,873,372	$11,878,711	$5,339	$—
5-Year U.S. Treasury Notes	42	12/31/2025	4,593,145	4,586,203	—	(6,942)
10-Year Australia Treasury Bonds	197	12/15/2025	14,805,719	14,775,942	—	(29,777)
10-Year U.S. Treasury Notes	705	12/19/2025	78,972,638	79,312,500	339,862	—
30-Year U.S. Treasury Bonds	120	12/19/2025	13,723,918	13,991,250	267,332	—
AUD Currency	134	12/15/2025	8,812,894	8,873,480	60,586	—
CAD Currency	71	12/16/2025	5,180,382	5,119,100	—	(61,282)
E-Mini Russell 1000® Index	28	12/19/2025	6,533,440	6,664,420	130,980	—
EUR Currency	38	12/15/2025	5,604,341	5,601,200	—	(3,141)
EURO STOXX 50® Index	34	12/19/2025	2,154,202	2,211,841	57,639	—
Euro-BTP Italy Government Bonds	142	12/08/2025	19,909,334	19,979,149	69,815	—
FTSE 100 Index	39	12/19/2025	4,903,905	4,934,335	30,430	—
GBP Currency	79	12/15/2025	6,687,731	6,641,431	—	(46,300)
MSCI Emerging Markets Index	36	12/19/2025	2,404,926	2,447,460	42,534	—
S&P 500® E-Mini Index	16	12/19/2025	5,381,162	5,391,000	9,838	—
U.K. Gilt	54	12/29/2025	6,572,965	6,597,216	24,251	—
Total					$1,038,606	$(147,442)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(25)	12/15/2025	$(23,131,007)	$(22,955,337)	$175,670	$—
10-Year U.S. Treasury Ultra Notes	(100)	12/19/2025	(11,452,877)	(11,507,812)	—	(54,935)
30-Year U.S. Treasury Ultra Bonds	(36)	12/19/2025	(4,230,186)	(4,322,250)	—	(92,064)
CHF Currency	(112)	12/15/2025	(17,815,177)	(17,742,200)	72,977	—
DJ U.S. Real Estate Index	(124)	12/19/2025	(4,640,663)	(4,594,200)	46,463	—
JPY Currency	(104)	12/15/2025	(8,900,584)	(8,858,200)	42,384	—
MSCI EAFE Index	(72)	12/19/2025	(9,986,823)	(10,027,080)	—	(40,257)
S&P/ASX 200 Index	(19)	12/18/2025	(2,786,628)	(2,788,850)	—	(2,222)
S&P/TSX 60 Index	(11)	12/18/2025	(2,750,187)	(2,802,443)	—	(52,256)
Total					$337,494	$(241,734)
Total Futures Contracts					$1,376,100	$(389,176)
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	25.0%	$219,135,419
U.S. Government Obligations	20.7	181,397,296
Banks	9.2	80,682,621
Electric Utilities	3.5	30,615,792
Oil, Gas & Consumable Fuels	3.4	30,108,187
Semiconductors & Semiconductor Equipment	3.1	27,421,227
Software	2.3	20,178,428
Pharmaceuticals	1.7	14,855,370
Insurance	1.6	13,841,055
Capital Markets	1.4	11,896,023
Food Products	1.2	10,638,331
Interactive Media & Services	1.2	10,279,572
Asset-Backed Securities	1.1	9,921,881
Health Care Providers & Services	1.1	9,637,253
Financial Services	1.0	8,640,521
Biotechnology	1.0	8,444,317
Broadline Retail	0.9	8,023,565
Automobiles	0.9	7,951,367
Technology Hardware, Storage & Peripherals	0.9	7,710,630
Communications Equipment	0.9	7,619,267
Hotels, Restaurants & Leisure	0.9	7,507,952
Aerospace & Defense	0.8	6,788,790
Specialty Retail	0.7	6,333,975
Machinery	0.7	6,253,540
Mortgage-Backed Securities	0.6	5,297,819
Entertainment	0.6	5,091,850
Health Care Equipment & Supplies	0.5	4,639,330
Media	0.5	4,505,689
Beverages	0.5	4,016,649
Commercial Services & Supplies	0.4	3,876,958
Chemicals	0.4	3,548,973
IT Services	0.4	3,401,902
Internet & Catalog Retail	0.4	3,387,814
Electrical Equipment	0.4	3,316,022
Specialized REITs	0.4	3,195,336
Household Durables	0.4	3,130,222
Industrial Conglomerates	0.3	3,070,089
Foreign Government Obligations	0.4	2,974,973
Containers & Packaging	0.3	2,891,989
Metals & Mining	0.3	2,728,991
Diversified Telecommunication Services	0.3	2,718,297
Consumer Staples Distribution & Retail	0.3	2,626,977
Building Products	0.3	2,527,060
Electronic Equipment, Instruments & Components	0.3	2,294,787
Consumer Finance	0.2	2,201,811
Construction & Engineering	0.2	2,173,190
Textiles, Apparel & Luxury Goods	0.2	2,038,442
Residential REITs	0.2	1,981,281
Professional Services	0.2	1,823,897
Retail REITs	0.2	1,800,797
Diversified REITs	0.2	1,796,997
Life Sciences Tools & Services	0.2	1,781,272
Passenger Airlines	0.2	1,744,052
Transportation Infrastructure	0.2	1,614,269
Energy Equipment & Services	0.2	1,517,942
Automobile Components	0.2	1,453,969
Health Care REITs	0.2	1,388,037
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Ground Transportation	0.1%	$1,350,768
Multi-Utilities	0.1	1,341,459
Real Estate Management & Development	0.1	1,021,617
Gas Utilities	0.1	833,877
Tobacco	0.1	814,893
Personal Care Products	0.1	700,527
Trading Companies & Distributors	0.1	655,232
Construction Materials	0.1	630,302
Diversified Consumer Services	0.1	535,652
Air Freight & Logistics	0.1	502,983
Independent Power & Renewable Electricity Producers	0.0 *	450,028
Hotel & Resort REITs	0.0 *	432,761
Household Products	0.0 *	424,535
Office REITs	0.0 *	355,608
Industrial REITs	0.0 *	251,905
Investments	96.8	848,742,209
Short-Term Investments	3.2	28,467,107
Total Investments	100.0%	$ 877,209,316
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$164,085,687	$65,075,796	$—	$229,161,483
U.S. Government Agency Obligations	—	219,135,419	—	219,135,419
Corporate Debt Securities	—	200,853,338	—	200,853,338
U.S. Government Obligations	—	181,397,296	—	181,397,296
Asset-Backed Securities	—	9,921,881	—	9,921,881
Mortgage-Backed Securities	—	5,297,819	—	5,297,819
Foreign Government Obligations	—	2,974,973	—	2,974,973
Short-Term U.S. Government Obligations	—	681,743	—	681,743
Other Investment Company	4,496,475	—	—	4,496,475
Repurchase Agreement	—	23,288,889	—	23,288,889
Total Investments	$168,582,162	$708,627,154	$—	$877,209,316
Other Financial Instruments
Futures Contracts (K)	$1,376,100	$—	$—	$1,376,100
Total Other Financial Instruments	$1,376,100	$—	$—	$1,376,100
LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(389,176)	$—	$—	$(389,176)
Total Other Financial Instruments	$(389,176)	$—	$—	$(389,176)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,160,337, collateralized by cash collateral of $4,496,475 and non-cash collateral, such as U.S. government securities of $787,585. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $64,210,801, representing 7.3% of the
Portfolio's net assets.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $5,735,292.
(H)	Rounds to less than $1 or $(1).
(I)	Rate disclosed reflects the yield at September 30, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(K)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust